Information For the Pension Plan With Respect To Accumulated Benefit Obligation and Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Pension Plans With Accumulated Benefit Obligations In Excess Of Plan Asset [Line Items]
Projected benefit obligation	$ 3,926	$ 3,968
Accumulated benefit obligation	3,756	3,804
Fair value of plan assets	$ 4,625	$ 4,458